Convertible Debentures (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Convertible Debentures
Schedule of components of convertible debentures

	December 31, 2020	June 30, 2020
	(Unaudited)
Principal balance	$3,000,000	$4,900,000
Less: Debentures discount and debts insurance cost	(6,958)	(131,688)
Total	$2,993,042	$4,768,312

	June 30, 2020	June 30, 2019
Principal balance	$4,900,000	$—
Less: Debentures discount and debts insurance cost	(131,688)	—
Total	$4,768,312	$—